CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Sep. 30, 2016	Mar. 31, 2016
Assets:
Cash and due from banks	¥ 1,408,537	¥ 1,322,597
Interest-bearing deposits in other banks	41,845,190	35,327,408
Call loans and funds sold	950,071	893,545
Receivables under resale agreements (Note 18)	9,258,713	7,805,643
Receivables under securities borrowing transactions (Note 18)	3,195,978	3,407,391
Trading account assets	30,952,945	30,020,743
Investments (Notes 3 and 17):
Available-for-sale securities (including assets pledged that secured parties are permitted to sell or repledge of ¥513,054 million at March 31, 2016 and ¥430,463 million at September 30, 2016)	20,312,495	25,452,525
Held-to-maturity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥1,238,965 million at March 31, 2016 and ¥1,063,891 million at September 30, 2016)	4,260,096	4,818,961
Other investments	580,854	613,446
Loans (Notes 4, 5 and 17)	76,381,908	77,555,369
Allowance for loan losses	(437,180)	(451,247)
Loans, net of allowance	75,944,728	77,104,122
Premises and equipment-net	1,882,224	1,837,990
Due from customers on acceptances	142,654	109,567
Accrued income	247,252	274,226
Goodwill	18,822	19,097
Intangible assets	46,218	48,651
Deferred tax assets	93,186	57,349
Other	4,874,760	4,696,890
Total	196,014,723	193,810,151
Liabilities and equity:
Noninterest-bearing deposits	16,787,438	16,108,032
Interest-bearing deposits	82,101,015	79,596,483
Noninterest-bearing deposits	1,727,268	1,601,417
Interest-bearing deposits	19,691,579	20,631,790
Due to trust accounts	3,425,497	4,467,305
Call money and funds purchased	1,791,651	2,521,009
Payables under repurchase agreements (Notes 18 and 19)	17,739,124	16,833,263
Payables under securities lending transactions (Notes 18 and 19)	1,534,505	2,844,653
Other short-term borrowings	1,556,156	2,080,039
Trading account liabilities (Notes 17 and 18)	18,970,314	17,111,142
Bank acceptances outstanding	142,654	109,567
Income taxes payable	77,593	96,710
Deferred tax liabilities	151,400	201,859
Accrued expenses	171,302	181,441
Long-term debt	15,240,696	14,765,527
Other	6,641,554	6,476,723
Total	187,749,746	185,626,960
Commitments and contingencies (Note 15)
MHFG shareholders' equity:
Preferred stock (Note 7)		98,924
Common stock (Note 7)-no par value, authorized 48,000,000,000 shares at March 31, 2016 and September 30, 2016, and issued 25,030,525,657 shares at March 31, 2016, and 25,386,307,945 shares at September 30, 2016	5,802,796	5,703,144
Retained earnings	1,031,186	746,785
Accumulated other comprehensive income, net of tax (Note 9)	1,274,299	1,469,308
Less: Treasury stock, at cost-Common stock 10,929,211 shares at March 31, 2016, and 21,895,432 shares at September 30, 2016	(5,098)	(3,610)
Total MHFG shareholders' equity	8,103,183	8,014,551
Noncontrolling interests	161,794	168,640
Total equity	8,264,977	8,183,191
Total liabilities and equity	196,014,723	193,810,151
Consolidated VIEs
Assets:
Cash and due from banks	125,819	51,304
Interest-bearing deposits in other banks	96,236	85,976
Trading account assets	1,688,698	1,639,050
Investments (Notes 3 and 17):
Investments	44,967	40,732
Loans, net of allowance	2,011,933	2,255,409
Other	654,292	620,008
Total	4,621,945	4,692,479
Liabilities and equity:
Other short-term borrowings	206,341	292,614
Long-term debt	509,964	411,679
Other	1,009,861	967,141
Total	¥ 1,726,166	¥ 1,671,434